Trade and other payables	6 Months Ended
Dec. 31, 2023
Trade and other payables
Trade and other payables

23 Trade and other payables

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000

Non-current
Payable relating to construction projects	—	—	12,411

Current
Trade payables	649,415	653,713	855,914
Payroll payable	68,969	93,065	166,079
Accrued expenses	264,905	236,594	309,951
Other taxes payable	52,078	49,072	43,850
Deposits	1,875,380	1,785,405	1,782,181
Payable relating to leasehold improvements	37,109	47,654	59,653
Payable relating to construction projects	29,776	25,835	33,051
Amounts due to related parties (Note 32(c))	13,710	6,371	7,334
Others	81,649	121,593	131,813
	3,072,991	3,019,302	3,389,826

Information about the Group’s exposure to currency and liquidity risks is included in Note 29.

The credit period granted by suppliers is 30 to 90 days.

Deposits received from suppliers, distributors and franchisees may be repayable to suppliers, distributors and franchisees after more than one year. All of the other trade payables, other payables, accruals and amounts due to related parties or franchisees are expected to be settled within one year or are repayable on demand.